Inventories - Summary Reconciliation Of Provision For Inventories (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Provision For Inventories [Line Items]
Provisions for inventories beginning balance		€ 288	€ 205
Charge to income statement		116	153
Reduction/releases		(97)	(71)
Currency translations		(26)
Others	[1]	3	1
Provisions for inventories ending balance		€ 284	€ 288

[1]	Others include the amount relating to the acquisition/disposal of businesses.